Consolidated Balance Sheets (Parentheticals)		Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 ¥ / shares shares
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ 0.005	¥ 0.005
Ordinary shares, authorized (in Shares)	[1]	480,000,000	480,000,000
Ordinary shares, issued (in Shares)	[1]	3,165,708	1,768,160
Ordinary shares, outstanding (in Shares)	[1]	3,165,708	1,768,160
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ 0.005	¥ 0.005
Ordinary shares, authorized (in Shares)	[1]	20,000,000	20,000,000
Ordinary shares, issued (in Shares)	[1]	108,192	108,192
Ordinary shares, outstanding (in Shares)	[1]	108,192	108,192

[1]	Retrospectively restated for effect of share combination on September 9, 2025 (see Note 17).